(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of loss on discontinued operations [Abstract]
Schedule of Operating Profit For The Discontinued Operations
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Revenue	-	-	2,784
Operating expenses	-	-	(2,652)
Tax expense (Note 7)	-	-	-

Profit from operating activities	-	-	132

(Loss)/Gain on sale of discontinued operations	-	(573)	12,718

(Loss)/Profit for the year from discontinued operations	-	(573)	12,850

Schedule of Net Cashflows Generated From Discontinued Operations
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Cash received from sale of the discontinued operations net of transaction costs	-	-	28,935
Cash sold as a part of discontinued operations	-	-	(775)
Net cash inflow on date of disposal	-	-	28,160

Schedule of Assets and Liabilities Disposed
	Net assets disposed in 2023	Post disposal adjustment in 2024	Net assets disposed/adjusted as on 31 December 2024
	US$‘000	US$‘000	US$‘000

Property plant & equipment	103	-	103
Goodwill and intangible assets	14,123	-	14,123
Inventory	1,160	-	1,160
Cash	775	-	775
Trade and other receivables	1,309	(423)	886
Trade and other payables	(864)	(150)	(1,014)
Lease liabilities	(106)	-	(106)
Current corporation tax	(2)	-	(2)
Deferred tax liability	(195)	-	(195)
Total net assets disposed	16,303	(573)	15,730

Schedule of Earnings Per ADS for Discontinued Operations
	December 31, 2025	December 31, 2024	December 31, 2023
Basic (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	-	(0.00)	0.08
Diluted (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	-	(0.00)	0.07
	December 31, 2025	December 31, 2024	December 31, 2023
Basic (loss)/earnings per ADS (US Dollars) – discontinued operations	-	(0.03)	1.68
Diluted (loss)/earnings per ADS (US Dollars) – discontinued operations	-	(0.03)	1.44

Schedule of Cash Flows Attributable to Discontinued Operations
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Cash (outflow) from operating activities	-	-	(177)
Cash inflow from investing activities	-	-	28,160
Cash outflow from financing activities	-	-	-